UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1 – Schedule of Investments

The Schedule of Investments is included in the Statement of Net Assets below.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS

July 31, 2012

(Unaudited)

Principal		Value (Note 1)
Amount
(000)	Description (a)

	LONG-TERM INVESTMENTS - 139.8%

	Arizona - 3.0%
$ 2,000	Arizona St. Trans. Brd. Hwy. Rev.,
	5.00%, 7/1/30, Ser. B	$2,272,200
2,000	Salt River Proj. Agric. Impvt. & Pwr.
	Dist. Elec. Sys. Rev.,
	5.00%, 1/1/38, Ser. A	2,222,860

		4,495,060

	California - 17.3%
2,000	Bay Area Toll Auth. Rev.,
	5.125%, 4/1/39, Ser. F-1	2,245,360
500	California St. Gen. Oblig.,
	5.50%, 3/1/26	580,250
1,000	California St. Gen. Oblig.,
	6.00%, 4/1/38	1,180,660
500	California St. Gen. Oblig.,
	5.50%, 3/1/40	573,975
2,000	California Statewide Communities
	Dev. Auth. Rev.,
	5.75%, 7/1/47, FGIC	2,236,960
1,060	Fresno Swr. Rev.,
	6.25%, 9/1/14, Ser. A-1, AMBAC	1,112,788
3,000	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	2,526,240
500	Imperial Irrigation District Elec. Sys. Rev.,
	5.00%, 11/1/36, Ser. B	550,680
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/1/21, Ser. A,
	Escrowed to maturity (b)	3,630,000
7,840	San Bernardino Cnty. Res. Mtge. Rev.,
	9.60%, 9/1/15, Escrowed to maturity (b)	10,026,811
1,040	Saratoga Unified Sch. Dist. Gen. Oblig.,
	Zero Coupon, 9/1/20, Ser. A, FGIC / NRE	820,321

		25,484,045

	Connecticut - 3.4%
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/25, Ser. C, RAD	1,010,760
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/41, Ser. A	1,073,570
700	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/32, Ser. A	773,598
2,500	Mashantucket Western Pequot
	Tribe Spl. Rev., 144A,
	5.75%, 9/1/18, Ser. B (c)(d)	986,250
1,000	South Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/1/41, Ser. 26	1,133,940

		4,978,118

	District of Columbia - 2.6%
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/1/31, Ser. A	1,163,680
1,500	District of Columbia Wtr. & Swr. Auth. Rev.,
	5.00%, 10/1/33, FGIC / NRE	1,582,590
1,000	Metropolitan Washington D.C. Airport Auth. Rev.,
	5.00%, 10/1/18, Ser. A, AGM / AMBAC	1,158,790

		3,905,060

	Florida - 10.9%
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/1/23, Ser. A	1,786,995
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	6.00%, 8/15/36	1,125,340

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2012

(Unaudited)

Principal		Value (Note 1)
Amount
(000)	Description (a)

$ 2,210	Florida Mun. Ln. Council Rev.,
	5.375%, 8/1/20, Ser. B, NRE	$2,238,951
2,000	Florida St. Bd. of Ed. Gen. Oblig.,
	5.00%, 6/1/21, Ser. A	2,093,120
70	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	5.125%, 11/15/32, Ser. G,
	Prerefunded 11/15/16 @ $100 (b)	83,287
1,930	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	5.125%, 11/15/32, Ser. G	2,058,557
2,000	JEA Wtr. & Swr. Rev.,
	4.25%, 10/1/41, Ser. A	2,068,540
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/1/35, Ser. B,
	BHAC / AMBAC	2,063,660
2,000	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/1/31, Ser. B, NRE	2,553,920

		16,072,370

	Georgia - 10.2%
2,385	Atlanta Wtr. & Wastewtr. Rev.,
	5.00%, 11/1/29, Ser. A, FGIC / NRE	2,389,913
715	Atlanta Wtr. & Wastewtr. Rev.,
	5.00%, 11/1/38, Ser. A, FGIC / NRE	716,173
2,000	Fulton Cnty. Sch. Dist. Gen. Oblig.,
	5.375%, 1/1/16	2,323,220
50	Georgia Mun. Elec. Auth. Pwr. Rev.,
	6.40%, 1/1/13, Ser. Y,
	Escrowed to maturity (b)	51,294
780	Georgia Mun. Elec. Auth. Pwr. Rev.,
	6.40%, 1/1/13, Ser. Y, AMBAC	796,981
5,500	Georgia Mun. Elec. Auth. Pwr. Rev.,
	6.50%, 1/1/20, Ser. X, AMBAC	6,508,315
2,000	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/1/39, Ser. 3	2,233,560

		15,019,456

	Idaho - 0.1%
38	Idaho Hsg. Agcy. Sngl. Fam. Mtge. Sr. Rev.,
	6.60%, 7/1/27, Ser. B	38,176

	Illinois - 7.1%
1,000	Chicago Bd. of Ed. Gen. Oblig.,
	5.50%, 12/1/30, Ser. A, AMBAC	1,257,980
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	514,670
1,000	Chicago Park Dist. Gen. Oblig.,
	5.00%, 1/1/27, Ser. A, AMBAC	1,066,850
1,000	Illinois Fin. Auth. Ed. Rev.,
	5.375%, 9/1/32, Ser. C,
	Prerefunded 9/1/17 @ $100 (b)	1,231,930
1,000	Illinois Fin. Auth. Rev.,
	6.00%, 8/15/38, Ser. A	1,131,820
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/1/29	2,431,620
1,500	Illinois St. Toll Hwy. Auth. Rev.,
	5.50%, 1/1/33, Ser. B	1,662,420
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/1/28	1,163,710

		10,461,000

	Indiana - 5.7%
820	Indiana Fin. Auth. Hospital Rev.,
	5.875%, 5/1/29, Ser. A,	897,556
	Prerefunded 5/1/14 @100 (b)
180	Indiana Fin. Auth. Hospital Rev.,
	5.875%, 5/1/29, Ser. A	187,871
5,000	Indiana Mun. Pwr. Agcy.
	Pwr. Supply Sys. Rev.,
	6.00%, 1/1/13, Ser. B, NRE	5,115,600

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2012

(Unaudited)

Principal		Value (Note 1)
Amount
(000)	Description (a)

$2,000	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.00%, 2/1/38, Ser. A	$2,269,340

		8,470,367

	Louisiana - 1.6%
1,000	Louisiana St. Gasoline & Fuels Tax Rev.,
	5.00%, 5/1/41, Ser. A	1,104,020
1,100	Regional Tran. Auth. Louisiana Sales Tax Rev.,
	5.00%, 12/1/30, AGM	1,259,357

		2,363,377

	Maryland - 1.5%
2,000	Maryland St. Trans. Auth. Rev.,
	5.00%, 7/1/37, AGM	2,223,340

	Massachusetts - 6.3%
3,000	Massachusetts Bay Trans. Auth. Rev.,
	5.50%, 7/1/29, Ser. B, NRE	4,085,430
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/1/40, Ser. B	2,256,980
1,500	Massachusetts St. Dev. Fin. Agcy.
	Solid Waste Disp. Rev.,
	5.00%, 2/1/36	1,547,670
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/1/30, Ser. A, AMBAC	1,384,900

		9,274,980

	Michigan - 1.7%
500	Detroit Gen. Oblig.,
	5.25%, 11/1/35	549,045
2,000	Detroit Wtr. Supply Sys. Rev.,
	5.00%, 7/1/30, Ser. A, FGIC / NRE	2,001,040

		2,550,085

	Nebraska - 4.2%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/1/34, Ser. A	577,500
2,000	Omaha Gen. Oblig.,
	5.25%, 4/1/27	2,727,900
2,500	Omaha Pub. Pwr. Dist. Elec. Rev.,
	6.20%, 2/1/17, Ser. B,
	Escrowed to maturity (b)	2,823,675

		6,129,075

	Nevada - 4.1%
2,165	Clark Cnty. Gen. Oblig.,
	5.00%, 11/1/22, AMBAC	2,418,110
1,400	Las Vegas Valley Wtr. Dist. Gen. Oblig.,
	5.00%, 6/1/25, Ser. B, NRE	1,422,484
2,000	Nevada St. Gen. Oblig.,
	5.00%, 12/1/24, Ser. F, AGM	2,205,340

		6,045,934

	New Jersey - 4.1%
2,000	New Jersey St. Gen. Oblig.,
	5.25%, 7/1/17, Ser. H	2,418,020
1,000	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/1/36, Ser. H	1,105,470
2,000	New Jersey Trans. Trust Fund Auth. Rev.,
	5.25%, 12/15/22, Ser. A	2,494,320

		6,017,810

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2012

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)

	New York - 7.2%
$ 1,000	Albany Industrial Dev. Agy. Rev.,
	5.00%, 4/1/32, Ser. A	$982,730
800	Long Island Pwr. Auth. Elec. Sys. Rev.,
	5.00%, 12/1/35, Ser. B	847,672
700	Long Island Pwr. Auth. Elec. Sys. Rev.,
	5.00%, 9/1/42, Ser. A	782,859
1,000	Metro. Trans. Auth. Rev.,
	5.25%, 11/15/31, Ser. A, FGIC / NRE	1,011,840
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.375%, 6/15/43, Ser. EE	1,176,270
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.50%, 6/15/43, Ser. EE	1,192,000
1,500	New York St. Dorm. Auth. Rev.,
	7.25%, 10/1/28, Ser. C	1,907,715
2,000	New York St. Dorm. Auth.
	St. Personal Inc. Tax Rev.,
	5.00%, 3/15/30, Ser. F	2,171,860
500	New York St. Thruway Auth. Rev.,
	5.00%, 1/1/37, Ser. I	566,145

		10,639,091

	Ohio - 5.2%
750	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/1/25	803,137
1,000	Hamilton Elec. Sys. Rev.,
	4.60%, 10/15/20, Ser. A, AGM	1,095,000
750	Ohio St. Air Quality Dev. Auth. Rev.,
	5.70%, 2/1/14, Ser. A	795,315
500	Ohio St. Gen. Oblig.,
	5.00%, 9/1/30, Ser. A	586,570
1,040	Ohio St. Tpk. Comm. Tpk. Rev.,
	5.00%, 2/15/31, Ser. A	1,183,156
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/1/20, Ser. B, AGM	3,175,273

		7,638,451

	Pennsylvania - 7.0%
2,000	Delaware Cnty. Auth. Rev.,
	5.00%, 6/1/21, Ser. A,
	Prerefunded 6/1/15 @ $100 (b)	2,245,820
1,000	East Stroudsburg Area Sch. Dist. Gen. Oblig.,
	7.75%, 9/1/27, Ser. A, FGIC / NRE	1,263,480
1,000	Pennsylvania Econ. Dev. Fin.
	Auth. Res. Recov. Rev.,
	4.625%, 12/1/18, Ser. F, AMBAC	1,012,730
2,000	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28, Ser. AL	2,380,420
1,020	Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
	5.00%, 12/1/23, Ser. A-2, AGT	1,203,029
2,000	Philadelphia Wtr. & Wastewtr. Rev.,
	5.00%, 1/1/41, Ser. A	2,238,680

		10,344,159

	Puerto Rico - 2.2%
1,000	Puerto Rico Elec. Pwr. Auth. Rev.,
	5.00%, 7/1/25, Ser. PP, FGIC / NRE	1,051,290
2,000	Puerto Rico Sales Tax Financing Corp. Rev.,
	5.00%, 8/1/46, Ser. C	2,162,320

		3,213,610

	Rhode Island - 2.8%
2,000	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	5.00%, 9/1/37	2,280,320
1,600	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	5.00%, 11/1/41	1,789,504

		4,069,824

	South Carolina - 1.1%
1,500	Spartanburg Waterworks Rev.,
	5.25%, 6/1/28,
	Prerefunded 6/1/14 @ $100 (b)	1,632,690

	Tennessee - 1.9%
1,500	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/20, Ser. A	1,655,055
1,000	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/21, Ser. A	1,103,520

		2,758,575

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2012

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)

	Texas - 11.9%
$ 1,000	Alliance Airport Auth. Inc. Rev.,
	4.85%, 4/1/21	$1,074,800
2,500	Bexar Met. Wtr. Dist. Waterworks Sys. Rev.,
	5.00%, 5/1/25, NRE	2,500,000
1,000	Dallas Area Rapid Transit Rev.,
	5.25%, 12/1/48	1,112,450
1,000	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF	1,142,080
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/1/32, Ser. A	552,220
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/1/29, Ser. A	1,108,850
1,000	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/1/38, Ser. A, PSF	1,130,980
2,000	Lower Colorado River Auth. Rev.,
	5.00%, 5/15/31, AGM	2,002,860
1,935	McLennan Cnty. Pub. Fac. Corp. Proj. Rev.,
	6.625%, 6/1/35	2,118,902
1,200	North Texas Twy. Auth. Rev.,
	5.75%, 1/1/40, Ser. A, BHAC	1,389,156
1,975	Pharr-San Juan-Alamo Indep. Sch. Dist. Gen. Oblig.,
	5.50%, 2/1/33, PSF	2,305,339
1,000	Spring Branch Indep. Sch. Dist. Gen. Oblig.,
	5.25%, 2/1/38, PSF	1,136,430

		17,574,067

	Utah - 1.6%
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/32, Ser. A, AGM	1,148,080
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/36, Ser. A, AGM	1,134,510

		2,282,590

	Vermont - 1.5%
2,000	Univ. of Vermont & St. Agric. College Gen. Oblig.,
	5.00%, 10/1/38, Ser. A	2,252,860

	Virginia - 4.4%
2,000	Virginia College Bldg. Auth. Rev.,
	5.00%, 2/1/23, Ser. E-1	2,551,340
1,500	Virginia St. Hsg. Dev. Auth. Rev.,
	4.55%, 1/1/24	1,545,645
2,050	Virginia St. Pub. Bldg. Auth. Rev.,
	5.00%, 8/1/29, Ser. B	2,391,571

		6,488,556

	Washington - 1.9%
500	Energy Northwest Wind Proj. Rev.,
	4.75%, 7/1/21, NRE	524,130
2,000	King Cnty. Swr. Rev.,
	5.00%, 1/1/52	2,235,440

		2,759,570

	West Virginia - 1.0%
1,500	Monongalia Cnty. Bldg. Comm.
	Hospital Rev.,
	5.00%, 7/1/30, Ser. A	1,528,035

	Wisconsin - 3.1%
2,000	Wisconsin St. Gen. Rev.,
	6.00%, 5/1/33, Ser. A	2,488,420
2,000	Wisconsin St. Hlth. & Edl. Facs. Auth. Rev.,
	6.50%, 4/15/33	2,040,760

		4,529,180

	Wyoming - 3.2%
4,000	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/1/20	4,634,840

	Total Long-Term Investments
	(Cost $186,574,932)	205,874,351

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2012

(Unaudited)

Shares

	SHORT-TERM INVESTMENT - 3.8%
5,677	State Street Institutional Tax-Free
	Money Market Fund
	(Cost $5,676,518)	$5,676,518

	TOTAL INVESTMENTS - 143.6% (Cost $192,251,450)	211,550,869

	Other assets in excess of liabilities - 0.5%	696,697

	Liquidation value of remarketed preferred stock - (44.1%)	(65,000,000)

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$147,247,566

	Net Asset Value per share of common stock ($147,247,566 / 8,512,416)	$17.30

(a)	The following abbreviations are used in portfolio descriptions to indicate an obligation of credit support, in whole or in part:

AMBAC—Ambac Assurance Corporation.

AGM—Assured Guaranty Municipal Corporation.

AGT—Assured Guaranty Corp.

BHAC—Berkshire Hathaway Assurance Corporation.

FGIC—Financial Guaranty Insurance Company.

FHA—Federal Housing Authority.

NRE—National Public Finance Guarantee Corporation.

PSF—Texas Permanent School Fund.

RAD—Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A to qualified institutional buyers. At July 31, 2012, such securities amounted to a value of $986,250 or 0.67% of net assets applicable to common stock.

(d)	Non-income producing security; issue in default.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

NOTES TO STATEMENT OF NET ASSETS

July 31, 2012

(Unaudited)

Note 1. Security Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2012:

	Level 1	Level 2
Money Market Fund	$5,676,518	–
Municipal Bonds	–	$205,874,351

Total	$5,676,518	$205,874,351

There were no Level 3 priced securities held and there were no significant transfers between Level 1 and Level 2 during the quarter ended July 31, 2012.

Note 2. Federal Tax Cost

At July 31, 2012, the federal tax cost of the Fund’s investments and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$192,251,450	$20,566,697	($1,267,278)	$19,299,419

Other information regarding the Fund is available on the Fund’s website at www.dtffund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/s/ ALAN M. MEDER

Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer

Date	September 19, 2012

By (Signature and Title)	/s/ ALAN M. MEDER

Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 19, 2012